Schedule of Sensitivity Analysis in Profit or Loss in Foreign Currency (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]
IfrsStatementLineItems [Line Items]
Profit (loss) for the year	₪ 7,293	₪ (36,040)	₪ (5,893)
Impact of USD [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) for the year	1,087
Impact of EUR [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) for the year

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share